iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .2%
iShares MSCI EAFE ETF
(b)
.................. 68,600,518 $ 7,019,205,002
a
Total Long-Term Investments — 100.2%
(Cost: $ 5,595,253,939 ) ............................... 7,019,205,002
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(a) (c) (d)
...................... 50,686,448 50,701,654
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(a) (c)
............................ 4,668,108 4,668,108
a
Total Short-Term Securities — 0.8%
(Cost: $ 55,367,553 ) ................................. 55,369,762
Total Investments — 101.0%
(Cost: $ 5,650,621,492 ) ............................... 7,074,574,764
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (72,020,163)
Net Assets — 100.0% ................................. $ 7,002,554,601
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 643,417,528  $ —  $ (592,779,333)
(a)
$ 61,250  $ 2,209  $ 50,701,654  50,686,448  $ 293,479
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,170,000  498,108
(a)
—  —  —  4,668,108  4,668,108  177,667  —
iShares MSCI EAFE
ETF ......... 6,348,180,318  1,134,088,268  (1,511,953,605) 203,337,206  845,552,815  7,019,205,002  68,600,518  119,019,306  —
$ —  $ 203,398,456  $ 845,555,024
$ 7,074,574,764
$ 119,490,452  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,210,000 USD 869,578 Barclays Bank PLC 05/04/26 $ 1,562
AUD 642,379,000 USD 460,211,278 BNP Paribas SA 05/04/26 2,269,598
AUD 29,947,000 USD 20,503,094 HSBC Bank PLC 05/04/26 1,057,254
AUD 4,050,000 USD 2,891,703 JPMorgan Chase Bank N.A. 05/04/26 24,095
AUD 202,000 USD 144,839 State Street Bank & Trust Company 05/04/26 591
AUD 633,000 USD 436,545 Toronto Dominion Bank 05/04/26 19,183
AUD 1,815,000 USD 1,294,718 UBS AG 05/04/26 11,992

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 491,845,000 USD 626,832,681 Barclays Bank PLC 05/04/26 $ 2,648,345
CHF 463,000 USD 589,246 BNP Paribas SA 05/04/26 3,318
CHF 1,388,000 USD 1,776,309 HSBC Bank PLC 05/04/26 104
CHF 480,000 USD 606,783 JPMorgan Chase Bank N.A. 05/04/26 7,539
CHF 40,099,000 USD 50,079,686 Societe Generale 05/04/26 1,240,465
CHF 494,000 USD 620,236 UBS AG 05/04/26 12,003
DKK 661,000 USD 103,415 Barclays Bank PLC 05/04/26 399
DKK 700,852,000 USD 109,748,027 Citibank N.A. 05/04/26 325,082
DKK 683,000 USD 106,125 Deutsche Bank Securities Inc. 05/04/26 1,144
DKK 1,321,000 USD 207,298 HSBC Bank PLC 05/04/26 173
DKK 2,647,000 USD 414,216 JPMorgan Chase Bank N.A. 05/04/26 1,512
DKK 21,039,000 USD 3,249,169 State Street Bank & Trust Company 05/04/26 55,135
EUR 1,969,936,000 USD 2,306,007,082 Barclays Bank PLC 05/04/26 6,007,688
EUR 1,857,000 USD 2,171,024 BNP Paribas SA 05/04/26 8,444
EUR 3,713,000 USD 4,353,628 HSBC Bank PLC 05/04/26 4,133
EUR 9,485,000 USD 11,072,992 JPMorgan Chase Bank N.A. 05/04/26 59,075
EUR 177,225,000 USD 204,512,759 Societe Generale 05/04/26 3,487,307
HKD 1,868,000 USD 238,386 HSBC Bank PLC 05/04/26 107
HKD 990,712,000 USD 126,468,206 Societe Generale 05/04/26 19,122
ILS 170,000 USD 54,407 Bank of America N.A. 05/04/26 3,264
ILS 171,186,000 USD 57,913,522 HSBC Bank PLC 05/04/26 159,924
ILS 1,613,000 USD 538,906 JPMorgan Chase Bank N.A. 05/04/26 8,291
ILS 3,606,000 USD 1,153,565 Morgan Stanley & Co. International PLC 05/04/26 69,741
NOK 1,787,000 USD 189,637 Bank of Montreal 05/04/26 3,246
NOK 461,000 USD 49,362 Barclays Bank PLC 05/04/26 397
NOK 2,767,000 USD 296,809 BNP Paribas SA 05/04/26 1,852
NOK 489,301,000 USD 52,551,139 Deutsche Bank Securities Inc. 05/04/26 262,336
NOK 1,402,000 USD 148,540 Morgan Stanley & Co. International PLC 05/04/26 2,787
NZD 20,000 USD 11,502 Bank of America N.A. 05/04/26 313
NZD 20,055,000 USD 11,778,312 Barclays Bank PLC 05/04/26 69,182
NZD 20,000 USD 11,528 BNP Paribas SA 05/04/26 287
NZD 57,000 USD 33,497 Citibank N.A. 05/04/26 176
NZD 658,000 USD 376,052 JPMorgan Chase Bank N.A. 05/04/26 12,662
NZD 130,000 USD 74,767 Societe Generale 05/04/26 2,031
NZD 107,000 USD 63,074 State Street Bank & Trust Company 05/04/26 136
SEK 1,963,000 USD 208,995 Bank of Montreal 05/04/26 3,618
SEK 1,885,000 USD 203,865 BNP Paribas SA 05/04/26 299
SEK 2,000,232,000 USD 215,664,017 Citibank N.A. 05/04/26 981,294
SEK 220,198,000 USD 23,153,470 HSBC Bank PLC 05/04/26 696,196
SEK 2,062,000 USD 218,306 UBS AG 05/04/26 5,030
SGD 365,000 USD 286,359 Bank of Montreal 05/04/26 410
SGD 243,000 USD 190,730 Barclays Bank PLC 05/04/26 187
SGD 122,000 USD 95,521 BNP Paribas SA 05/04/26 331
SGD 129,256,000 USD 101,310,486 HSBC Bank PLC 05/04/26 241,997
SGD 125,000 USD 97,620 Morgan Stanley & Co. International PLC 05/04/26 589
USD 159,066 HKD 1,245,000 Australia and New Zealand Banking Group 05/04/26 113
USD 914,858 HKD 7,161,000 BNP Paribas SA 05/04/26 591
USD 131,342,357 HKD 1,027,825,000 HSBC Bank PLC 05/04/26 116,695
GBP 756,373,000 USD 1,021,859,923 Bank of New York 05/07/26 7,372,424
GBP 1,426,000 USD 1,929,839 Barclays Bank PLC 05/07/26 10,587
GBP 4,753,000 USD 6,427,330 BNP Paribas SA 05/07/26 40,301
GBP 738,000 USD 976,980 Citibank N.A. 05/07/26 27,252
GBP 45,164,000 USD 59,563,328 JPMorgan Chase Bank N.A. 05/07/26 1,893,452
GBP 724,000 USD 964,145 Natwest Markets PLC 05/07/26 21,036
GBP 2,139,000 USD 2,882,814 UBS AG 05/07/26 27,824
JPY 240,293,756,000 USD 1,532,387,960 Barclays Bank PLC 05/07/26 2,495,985

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 452,957,000 USD 2,843,205 HSBC Bank PLC 05/07/26 $ 50,073
JPY 1,378,909,000 USD 8,669,893 JPMorgan Chase Bank N.A. 05/07/26 137,932
JPY 13,999,449,000 USD 88,260,732 State Street Bank & Trust Company 05/07/26 1,161,189
JPY 5,227,480,000 USD 33,033,737 UBS AG 05/07/26 356,956
AUD 8,960,000 USD 6,440,562 JPMorgan Chase Bank N.A. 06/02/26 6,867
AUD 1,008,000 USD 725,017 UBS AG 06/02/26 319
CHF 771,000 USD 989,507 Barclays Bank PLC 06/02/26 239
CHF 8,890,000 USD 11,407,008 Societe Generale 06/02/26 5,232
DKK 21,673,000 USD 3,407,694 Societe Generale 06/02/26 1,732
DKK 1,101,000 USD 173,091 State Street Bank & Trust Company 06/02/26 110
EUR 26,937,000 USD 31,641,251 BNP Paribas SA 06/02/26 14,962
EUR 3,094,000 USD 3,633,873 HSBC Bank PLC 06/02/26 2,178
GBP 16,554,000 USD 22,498,944 Barclays Bank PLC 06/02/26 26,271
GBP 2,324,000 USD 3,157,910 BNP Paribas SA 06/02/26 4,383
GBP 1,188,000 USD 1,615,871 HSBC Bank PLC 06/02/26 654
ILS 386,000 USD 130,831 Canadian Imperial Bank of Commerce 06/02/26 126
ILS 269,000 USD 91,242 Morgan Stanley & Co. International PLC 06/02/26 20
JPY 377,464,000 USD 2,415,803 HSBC Bank PLC 06/02/26 556
NOK 41,751,000 USD 4,486,923 Barclays Bank PLC 06/02/26 18,289
NOK 4,364,000 USD 470,323 UBS AG 06/02/26 582
NZD 31,000 USD 18,328 HSBC Bank PLC 06/02/26 3
NZD 73,000 USD 43,110 JPMorgan Chase Bank N.A. 06/02/26 57
SEK 3,142,000 USD 340,644 UBS AG 06/02/26 173
SGD 1,279,000 USD 1,006,264 BNP Paribas SA 06/02/26 597
SGD 203,000 USD 159,783 HSBC Bank PLC 06/02/26 24
SGD 1,833,000 USD 1,442,361 Morgan Stanley & Co. International PLC 06/02/26 622
33,588,352
CHF 2,622,000 USD 3,372,607 JPMorgan Chase Bank N.A. 05/04/26 (16,877)
CHF 154,000 USD 197,371 State Street Bank & Trust Company 05/04/26 (276)
DKK 3,743,000 USD 590,728 Barclays Bank PLC 05/04/26 (2,867)
DKK 220,000 USD 34,670 BNP Paribas SA 05/04/26 (118)
EUR 619,000 USD 728,927 BNP Paribas SA 05/04/26 (2,438)
EUR 10,521,000 USD 12,407,236 State Street Bank & Trust Company 05/04/26 (59,268)
HKD 1,939,000 USD 247,780 Deutsche Bank Securities Inc. 05/04/26 (222)
HKD 34,210,000 USD 4,371,076 HSBC Bank PLC 05/04/26 (3,377)
HKD 966,000 USD 123,418 JPMorgan Chase Bank N.A. 05/04/26 (86)
HKD 6,536,000 USD 835,032 State Street Bank & Trust Company 05/04/26 (560)
NZD 38,000 USD 22,458 HSBC Bank PLC 05/04/26 (9)
SEK 11,311,000 USD 1,240,115 JPMorgan Chase Bank N.A. 05/04/26 (15,020)
SEK 3,770,000 USD 408,801 Morgan Stanley & Co. International PLC 05/04/26 (472)
SEK 5,656,000 USD 614,422 UBS AG 05/04/26 (1,820)
SGD 731,000 USD 576,033 State Street Bank & Trust Company 05/04/26 (1,708)
USD 463,184,569 AUD 674,179,000 Deutsche Bank Securities Inc. 05/04/26 (22,190,723)
USD 3,765,225 AUD 5,444,000 State Street Bank & Trust Company 05/04/26 (154,184)
USD 422,790 AUD 613,000 UBS AG 05/04/26 (18,540)
USD 9,629,008 CHF 7,674,000 Bank of America N.A. 05/04/26 (192,454)
USD 2,516,943 CHF 2,005,000 JPMorgan Chase Bank N.A. 05/04/26 (49,129)
USD 1,941,320 CHF 1,543,000 State Street Bank & Trust Company 05/04/26 (33,467)
USD 660,483,036 CHF 526,323,000 UBS AG 05/04/26 (13,124,182)
USD 109,180,046 DKK 708,992,000 Bank of America N.A. 05/04/26 (2,171,501)
USD 783,807 DKK 5,064,000 JPMorgan Chase Bank N.A. 05/04/26 (11,525)
USD 2,650,411 DKK 17,110,000 Morgan Stanley & Co. International PLC 05/04/26 (36,820)
USD 10,017,650 EUR 8,666,000 BNP Paribas SA 05/04/26 (153,198)
USD 35,850,032 EUR 30,977,000 JPMorgan Chase Bank N.A. 05/04/26 (506,114)
USD 2,448,035,029 EUR 2,125,667,000 Societe Generale 05/04/26 (46,753,380)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,444,016 EUR 5,570,000 State Street Bank & Trust Company 05/04/26 $ (93,213)
USD 2,861,439 EUR 2,476,000 UBS AG 05/04/26 (44,518)
USD 189,024 ILS 592,000 Bank of America N.A. 05/04/26 (11,807)
USD 6,165,110 ILS 19,442,000 Barclays Bank PLC 05/04/26 (430,429)
USD 49,321,880 ILS 155,842,000 HSBC Bank PLC 05/04/26 (3,546,239)
USD 154,025 ILS 484,000 JPMorgan Chase Bank N.A. 05/04/26 (10,167)
USD 68,345 ILS 215,000 UBS AG 05/04/26 (4,592)
USD 190,211 NOK 1,845,000 Barclays Bank PLC 05/04/26 (8,932)
USD 48,481,999 NOK 473,056,000 JPMorgan Chase Bank N.A. 05/04/26 (2,578,046)
USD 2,085,827 NOK 20,202,000 Morgan Stanley & Co. International PLC 05/04/26 (94,708)
USD 63,337 NOK 615,000 UBS AG 05/04/26 (3,044)
USD 78,943 NZD 138,000 Bank of America N.A. 05/04/26 (2,580)
USD 11,947,641 NZD 20,915,000 Canadian Imperial Bank of Commerce 05/04/26 (407,898)
USD 18,386 NZD 32,000 State Street Bank & Trust Company 05/04/26 (518)
USD 229,984,062 SEK 2,196,173,000 Bank of America N.A. 05/04/26 (7,883,638)
USD 266,318 SEK 2,514,000 Bank of Montreal 05/04/26 (5,974)
USD 1,533,089 SEK 14,456,000 Barclays Bank PLC 05/04/26 (32,641)
USD 3,588,820 SEK 33,934,000 Morgan Stanley & Co. International PLC 05/04/26 (86,574)
USD 838,737 SGD 1,076,000 Bank of Montreal 05/04/26 (6,643)
USD 100,907,221 SGD 129,766,000 State Street Bank & Trust Company 05/04/26 (1,045,952)
USD 1,041,286,471 GBP 786,977,000 Barclays Bank PLC 05/07/26 (29,590,179)
USD 24,983,016 GBP 18,874,000 Deutsche Bank Securities Inc. 05/07/26 (699,725)
USD 631,128 GBP 475,000 JPMorgan Chase Bank N.A. 05/07/26 (15,227)
USD 6,607,155 GBP 4,991,000 State Street Bank & Trust Company 05/07/26 (184,334)
USD 1,634,243,708 JPY 259,314,029,000 Barclays Bank PLC 05/07/26 (22,132,830)
USD 4,748,109 JPY 755,144,000 JPMorgan Chase Bank N.A. 05/07/26 (75,398)
USD 6,162,861 JPY 981,407,000 State Street Bank & Trust Company 05/07/26 (105,907)
USD 1,895,606 JPY 301,971,000 UBS AG 05/07/26 (33,243)
HKD 1,556,000 USD 198,881 State Street Bank & Trust Company 06/02/26 (2)
JPY 2,603,006,000 USD 16,683,035 HSBC Bank PLC 06/02/26 (19,728)
NOK 769,000 USD 82,989 UBS AG 06/02/26 (8)
SEK 31,381,000 USD 3,405,150 Morgan Stanley & Co. International PLC 06/02/26 (1,211)
USD 469,148,470 AUD 655,146,000 BNP Paribas SA 06/02/26 (2,280,917)
USD 627,624,852 CHF 490,920,000 Barclays Bank PLC 06/02/26 (2,577,267)
USD 19,787,519 CHF 15,428,000 BNP Paribas SA 06/02/26 (17,660)
USD 109,932,607 DKK 700,852,000 Citibank N.A. 06/02/26 (319,914)
USD 7,582,972 DKK 48,223,000 HSBC Bank PLC 06/02/26 (3,091)
USD 2,309,139,280 EUR 1,969,936,000 Barclays Bank PLC 06/02/26 (5,918,588)
USD 113,890,449 EUR 96,961,000 BNP Paribas SA 06/02/26 (57,581)
USD 1,021,837,232 GBP 756,373,000 Bank of New York 06/02/26 (7,368,055)
USD 3,787,155 HKD 29,635,000 HSBC Bank PLC 06/02/26 (626)
USD 126,612,520 HKD 990,712,000 Societe Generale 06/02/26 (14,754)
USD 761,657 HKD 5,960,000 Toronto Dominion Bank 06/02/26 (117)
USD 61,608,957 ILS 182,087,000 HSBC Bank PLC 06/02/26 (166,856)
USD 1,642,771,874 JPY 257,025,847,000 Barclays Bank PLC 06/02/26 (2,595,278)
USD 52,536,566 NOK 489,301,000 Deutsche Bank Securities Inc. 06/02/26 (262,277)
USD 11,956,770 NZD 20,338,000 Barclays Bank PLC 06/02/26 (69,745)
USD 215,997,682 SEK 2,000,232,000 Citibank N.A. 06/02/26 (970,149)
USD 10,299,964 SEK 95,153,000 JPMorgan Chase Bank N.A. 06/02/26 (21,409)
USD 101,424,484 SGD 129,137,000 HSBC Bank PLC 06/02/26 (235,382)
(177,535,906)
$ (143,947,554)

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 7,019,205,002  $ —  $ —  $ 7,019,205,002
Short-Term Securities
Money Market Funds ...................................... 55,369,762  —  —  55,369,762
$ 7,074,574,764  $ —  $ —  $ 7,074,574,764
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 33,588,352  $ —  $ 33,588,352
Liabilities
Foreign Currency Exchange Contracts ............................ —  (177,535,906) —  (177,535,906)
$ —  $ (143,947,554) $ —  $ (143,947,554)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar